Visio 2021-1R Trust ABS-15G

Exhibit 99.4

Exception Grades
Run Date - 3/18/2021 4:54:16 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade
202957924	xxxx		xxxx	xxxx	xxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document: Articles of Organization/Formation not provided						Reviewer Comment (2018-02-15): Received Articles of Organization	02/15/2018			1	A	xxxx	MI	Investment	Refinance - Rate/Term		C	A	C	A			A	A
202957924	xxxx		xxxx	xxxx	xxxx	Credit	Asset	Asset Documentation	Insufficient funds for Reserves. Guidelines require	xxxx, and verified reserves are xxxx.					Reviewer Comment (2020-06-02): Received HUD from refi on other property	06/02/2020			1	A	xxxx	MI	Investment	Refinance - Rate/Term		C	A	C	A			A	A
208069717	xxxx		xxxx	xxxx	xxxx	Property	Property - Appraisal	General Appraisal Requirements	The appraisal revealed property damage.		Appraisal reflects water damage in the basement. Some appraisal pictures are labeled basement standing water. Furthermore, appraiser comments on page 1 of the appraisal reflects there was a significant item of deferred maintenance. The appraiser indicated that there was some standing water and what appeared to be sewage from the appraiser's experience, but that he/ she is not a sewage expert and the standing water should be remedied. Evidence of remedy was not apparent in file.				Reviewer Comment (2019-10-29): Cleared per client based on trailing photos. Reviewer Comment (2019-10-16): Sufficient documentation has not been provided to remedy the issues made apparent by the appraisal. A report/ inspection by a professional would appear to be necessary to confirm the impact of what appeared to the appraiser to be standing water/ sewage. xxxx - please advise if you wish to waive, however please note that grade 3 will remain. Buyer Comment (2019-10-16): ER Approval uploaded	10/29/2019			1	A	xxxx	NY	Investment	Refinance - Cash-out - Other		B	A	A	A			B	A
208489553	xxxx	xxxx	xxxx	xxxx	Credit	Asset	Asset Documentation	Missing Document: Asset Documentation not provided	Certificate of Incumbency reflects that the guarantor is only xx% owner of the asset account holding entity. Guidelines require that the guarantor be 100% owner of the account holding entity in order to use the business funds. The asset account which is documented in file could not be considered as a result.	Reviewer Comment (2019-11-20): Cleared per client/ lender based on the cash proceeds at closing. Guidelines do not prohibit usage of cash out proceeds for reserves and in fact allow all cash escrow balances.

Buyer Comment (2019-11-18): See comment regarding assets at closing.

Reviewer Comment (2019-11-01): The guideline violation is that the documented assets are in the name of a business for which the borrower is not 100% owner.  Guidelines appear to prohibit usage of business funds unless the borrower is 100% owner of the account holding entity.   Unable to clear.

Buyer Comment (2019-11-01): The loan is completely in xxxx name and is not in the business name at all.
																11/20/2019			1	A	xxxx	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A
208489553	xxxx	xxxx	xxxx	xxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of xxxx.	Certificate of Incumbency reflects that the guarantor is only xx% owner of the asset account holding entity. Guidelines require that the guarantor be 100% owner of the account holding entity in order to use the business funds. The asset account which is documented in file could not be considered as a result.	Reviewer Comment (2019-11-20): Cleared per client/ lender based on the cash proceeds at closing. Guidelines do not prohibit usage of cash out proceeds for reserves and in fact allow all cash escrow balances.

Buyer Comment (2019-11-18): Per underwriting, we typically qualify the assets prior to closing but the assets to borrower of $xxxx are assets at the title company and qualify per our Guidelines.

Reviewer Comment (2019-11-01): The guideline violation is that the documented assets are in the name of a business for which the borrower is not 100% owner.  Guidelines appear to prohibit usage of business funds unless the borrower is 100% owner of the account holding entity.   Unable to clear.

Buyer Comment (2019-11-01): The loan is completely in xxxx name and is not in the business name.  She is the 100% owner of the property and it is not in the business name.
																11/20/2019			1	A	xxxx	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A
208489553	xxxx		xxxx	xxxx	xxxx	Credit	Credit	Credit Eligibility	Guideline Issue: Derogatory consumer credit outside of credit guidelines			Guideline variance approved by lender at time of origination. A lender exception approval is in file with comp factors of low LTV and credit (high FICO). Guideline variance approved by lender at time of origination. Guideline variance approved by lender at time of origination. A lender exception approval is in file with comp factors of low LTV and credit (high FICO).		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-10-31): Guideline variance approved by lender at time of origination. A lender exception approval is in file with comp factors of low LTV and credit (high FICO).			10/31/2019	2	B	xxxx	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A
208489553	xxxx		xxxx	xxxx	xxxx	Credit	Credit	Miscellaneous	Credit Exception:		A lender exception approval is in file to account for usage of market rents instead of leases. Noted comp factors include low LTV.	Guideline variance approved by lender at time of origination. A lender exception approval is in file with comp factors of low LTV and credit (high FICO).		Originator Pre-Close	Reviewer Comment (2019-10-31): A lender exception approval is in file to account for usage of market rents instead of leases. Noted comp factors include low LTV.			10/31/2019	2	B	xxxx	FL	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A
208797376	xxxx	xxxx	xxxx	xxxx	Credit	Credit	Miscellaneous	Credit Exception:	Mortgage Pay off statement in file reflects deferred late charges. Please provide a VOM from the lender being paid off to confirm no 30 day late pays.	Waived per originator based on high FICO score and excess reserves of $4500. Waived per originator based on high FICO score and excess reserves of $4500.	Originator Originator	Reviewer Comment (2020-01-03): Waived per originator based on high FICO score and excess reserves of $4500.

Buyer Comment (2020-01-03): Compensating factors are high credit score of 712 and excess reserves of $4,500.

Reviewer Comment (2019-12-30): Guidelines do not specifically state that mortgage late payment restrictions are only limited to those reported on the credit report or xxxx mortgage loans.  If originator wishes to waive with compensating factors please provide them.

Buyer Comment (2019-12-30): According to the guidelines, pay history is only considered on mortgages on the credit report and xxxx mortgages used as tradelines.
Guidelines do not require a VOM to clear the pay history.

Reviewer Comment (2019-12-18): A VOM from the lender is needed to clear this exception.  The trailing LOE and illustration of 2 payments applied xxxx and xxxx do not represent third party evidence that there were no 30 day late payments.  AMC is unable to determine the payment due dates for the payments posted xxxx and xxxx.  These could have been payments made for payments due prior to xxxx.
																		01/03/2020	2	B	xxxx	DC	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A
208903003	xxxx		xxxx	xxxx	xxxx	Credit	Insurance	Insurance Documentation	Missing Document: Flood Insurance Policy not provided						Reviewer Comment (2019-12-26): Included in trailing documents	12/26/2019			1	A	xxxx	NJ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A